Operating lease right of use assets, net and operating lease liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Operating Lease Right Of Use Assets Net And Operating Lease Liabilities
Schedule of right of use assets

Right of use assets, net, consisted of the following:

	As of March 31,
	2026	2025

Cost	$1,982,945	$4,685,119
Less: accumulated amortization	(518,122)	(2,889,451)
Right of use assets, net	$1,464,823	$1,795,668

Schedule of operating lease liabilities

Operating lease liabilities consisted of the following:

	As of March 31,
	2026	2025

Operating lease liabilities, current	$618,229	$451,363
Operating lease liabilities, non-current	713,078	1,198,905
Total operating lease liabilities	$1,331,307	$1,650,268

Schedule of weighted-average remaining lease terms and discount rates

The weighted-average remaining lease terms and discount rates of the Company’s operating leases are as follows:

	As of March 31,
	2026	2025
Weighted average remaining lease term (years)	2.95	3.86
Weighted average discount rate	7.04%	7.02%

Schedule of maturity of lease liabilities

The following table summarizes the maturity of lease liabilities as of March 31, 2026:

12 months ending March 31,	Amount
2027	$696,106
2028	390,522
2029	265,999
2030	133,000
Total lease payments	1,485,627
Less: imputed interests	(154,320)
Operating lease liabilities on consolidated balance sheets	$1,331,307